Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Investments, All Other Investments [Abstract]
Schedule of financial instruments

	December 31, 2019		December 31, 2018
Cash and cash equivalents of continuing operations		$2,076,569	$7,696,699
Prepaid expenses and other current assets		5,162,213	532,289
Other assets of discontinued operations		-	-
Other financial liabilities(i)		2,440,168	3,130,766
liabilities of discontinued operations	$		$-

(i)	Accounts payable, accrued expenses and other current liabilities, advance from customers, and income tax payable.

Schedule of financial assets and liabilities carried at fair value on a recurring basis

The financial assets and liabilities carried at fair value on a recurring basis at December 31, 2019 are as follows:

	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents of continuing operations	$2,076,569	$-	$-	$2,076,569
Cash and cash equivalents of discontinued operations	-	-	-	-
Other financial assets of continuing operations	-	-	-	-
Other financial assets of discontinued operations	-	-	-	-
Total Financial assets	$2,076,569	$-	$-	$2,076,569
Financial Liabilities
Other liabilities of continuing operations	$-	$-	$-	$-
Other liabilities of discontinued operations	-	-	-	-
Total Financial Liabilities	$-	$-	$-	$-

The financial assets and liabilities carried at fair value on a recurring basis at December 31, 2018 are as follows:

	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents of continuing operations	$7,865,345	$-	$-	$7,865,345
Cash and cash equivalents of discontinued operations	-	-	-	-
Other financial assets of continuing operations	-	-	-	-
Other financial assets of discontinued operations	-	-	-	-
Total Financial Assets	$7,865,345	$-	$-	$7,865,345
Financial Liabilities
Other liabilities of continuing operations	$-	$-	$-	$-
Other liabilities of discontinued operations	-	-	-	-
Total Financial Liabilities	$-	$-	$-	$-